SALARIES AND SOCIAL SECURITY PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
SALARIES AND SOCIAL SECURITY PAYABLES
Schedule of salaries and social security payables

	As of December 31,
Current	2021	2020
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	20,846	20,579
Termination benefits	1,417	1,060
	22,263	21,639

Non-current
Termination benefits	1,546	1,268
	1,546	1,268
Total salaries and social security payables	23,809	22,907